Subsequent events (Details Narrative) - ARS ($)	1 Months Ended			12 Months Ended
	Sep. 25, 2025	Sep. 17, 2025	Jul. 17, 2025	Jun. 30, 2025	Aug. 29, 2025
Statement [Line Items]
Description of Ramblas del Plata lot			IRSA signed an addendum to the purchase agreement dated January 27, 2025, which consisted of the substitution of one of the lots, with an additional cash payment of USD 3.5 million and the inclusion in the price of sellable square meters valued at USD 3.6 million. This transaction added USD 7.1 million, equivalent to ARS 8,953 million, to the original agreement, corresponding to 5,000 additional sellable square meters as a result of the substitution of the lot in question
Net income / (loss)				$ 195,678,000,000
Distribution Of Future Dividend				$ 164,000,000,000
Golden Juniors [Member]
Statement [Line Items]
Investments Approved					$ 12,000,000
Al Oeste Shopping [Member]
Statement [Line Items]
Total purchase price		$ 9,000,000
Acquisition value paid to date		$ 4,500,000
Warrants [Member]
Statement [Line Items]
Number of warrants converted	7,110,930
Common share issued	10,536,907
Face value	$ 10
Total warrant exercise amount	$ 3,100,000